Note 4. Equity Transactions (Detail) (USD $)	0 Months Ended								1 Months Ended
	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 31, 2012	Jul. 19, 2012	Mar. 02, 2012	Jul. 30, 2010	Jul. 31, 2010	Sep. 30, 2012	Jul. 31, 2011
Common Stock, Shares Authorized				450,000,000						450,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.00001						$ 0.00001
Preferred Stock, Shares Authorized				450,000,000						450,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.00001						$ 0.00001
Stock Issued During Period, Shares, Issued for Cash		600,000	59,770		102,000	337,500	37,500,000	25,462,505
Sale of Stock, Consideration Received on Transaction (in Dollars)		$ 300,000		$ 46,667	$ 51,000	$ 150,000	$ 5,000	$ 33,950	$ 23,333
Stock Issued During Period, Shares, Issued for Services (in Shares)	12,644,943	13,181,460	6,456,600	233,335					116,665
Sale of Stock, Consideration Received on Transaction		300,000		46,667	51,000	150,000	5,000	33,950	23,333
Cost of Services									$ 17,499